TAXES ON INCOME - Summary of Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current	$ 325	$ 284	$ 183
Domestic	115	232	128
Foreign	210	52	55
Total	$ 325	$ 284	$ 183